Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000237980 [Member]
Shareholder Report [Line Items]
Fund Name	Burney U.S. Factor Rotation ETF
Class Name	Burney U.S. Factor Rotation ETF
Trading Symbol	BRNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.burneyetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund returned 25.85% (NAV) and outperformed the S&P Composite 1500 Total Return Index (which returned 21.57%). The Fund utilizes a “factor rotation” style of investing that varies across market capitalization size (small-cap vs. large-cap) and style (value vs. growth companies) based on our expectation of what segment of the market will outperform.
The Fund invests primarily in a portfolio of U.S. equities and the strong stock market recovery from the bear market of 2022 provided a tailwind for the Fund. The Fund maintained an overweight to small- and mid-capitalization companies during the year, detracting from returns as large-cap companies, especially mega-cap companies, outperformed the rest of the market, continuing the recent trend that’s caused increased concentration in larger companies. However, the Fund shifted materially towards growth companies from a previous lean towards value companies, and this repositioning boosted returns as growth companies outperformed value companies due to the emergence of a sustained pro-growth trend.
The Fund’s returns also benefited from our proprietary stock selection model. The model performed well in its use of factors tied to momentum and beta to analyze companies, as well as anticipating better- and worse-than-expected revenue reports from the companies covered by the model.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (10/13/2022)
Burney U.S. Factor Rotation ETF - NAV	25.85%	26.32%
Burney U.S. Factor Rotation ETF - Market	26.05%	26.37%
S&P Composite 1500 Total Return Index	21.57%	26.82%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.burneyetfs.com for more recent performance information.

Performance Inception Date	Oct. 13, 2022
Net Assets	$ 252,628,073
Holdings Count | holding	81
Advisory Fees Paid, Amount	$ 1,626,735
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$252,628,073	Portfolio Turnover Rate*	132%
# of Portfolio Holdings	81	Advisory Fees Paid	$1,626,735
* Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	29.8%
Consumer Discretionary	15.9%
Industrials	15.3%
Health Care	13.8%
Financials	8.4%
Communication Services	6.1%
Real Estate	3.6%
Consumer Staples	3.1%
Energy	1.5%
Utilities	1.3%
Materials	1.0%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
PulteGroup, Inc.	5.5%
Vertex Pharmaceuticals, Inc.	5.4%
Alphabet, Inc. - Class A	5.4%
Owens Corning	4.9%
Texas Roadhouse, Inc.	4.9%
NVIDIA Corp.	4.9%
Fortinet, Inc.	4.8%
CACI International, Inc. - Class A	4.3%
Cencora, Inc.	3.3%
Microsoft Corp.	3.2%